Basis of Presentation and Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies
Revenue	$ 7,361,889	$ 5,236,990	$ 13,836,811	$ 11,840,189	$ 17,406,185	$ 17,625,370
Product Revenue [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Revenue	4,715,874	5,092,123	10,637,304	11,479,147	14,481,784	17,092,996
License revenue [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Revenue	2,600,000	133,125	3,125,000	273,750	2,808,125	387,500
Demonstrations & Consulting revenue [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Revenue	27,070	9,000	45,070	27,000	36,000	90,000
Equipment Revenue [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Revenue	$ 18,945	$ 2,742	$ 29,437	$ 60,292	$ 80,276	$ 54,874